                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2001
                                               --------------

Check here if Amendment [X]; Amendment Number: 3
                                              -----------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

            /s/ MARK D. LERNER          BALTIMORE, MARYLAND        02/14/02
            -------------------     ------------------------       --------
               [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    9
                                           ------------------------------

Form 13F Information Table Value Total:    $81,826
                                           ------------------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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


                           FORM 13F INFORMATION TABLE

    COLUMN 1         COLUMN 2       COLUMN 3      COLUMN 4         COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
 ---------------  ---------------  -----------  ----------- -------------------------  ----------  --------- --------------------
                                                   VALUE       SHRS OR     SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT    PRN    CALL  DISCRETION   MANAGERS SOLE   SHARED   NONE
----------------  ---------------  -----------  ----------- -----------  -----  ----- -----------  --------- --------------------
DELTA & PINE
  LAND CO             COMMON         247357106       17,798     738,500    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING       COMMON         G3921A100       14,869   1,102,241    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING       COMMON         G3921A100          675      50,000    SH    CALL  SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING       COMMON         G3921A100          405      30,000    SH    CALL  SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC.          COMMON         713448108        2,417      55,000    SH    CALL  SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC.          COMMON         713448108       15,383     350,000    SH    CALL  SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA        COMMON         751277302       14,703     472,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA        COMMON         751277302        1,558      50,000    SH    PUT   SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA        COMMON         751277302       14,018     450,000    SH    CALL  SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------